Note 17 - Commitments And Contingent Liabilities (Details) In Millions, unless otherwise specified		12 Months Ended
	Mar. 31, 2014 Investment Per Fund [Member] May 2006, January 2007 and January 2008 Agreements [Member] USD ($)	Mar. 31, 2014 May 2006, January 2007 and January 2008 Agreements [Member] USD ($)	Mar. 31, 2014 April 2013 Agreement [Member] JPY (¥)
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	$ 5	$ 15	¥ 100
Payments to Acquire Investments		$ 12.6	¥ 19.0